Fair Value Measurement	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Measurement

NOTE 16—FAIR VALUE MEASUREMENT

U.S. generally accepted accounting principles establish a hierarchal disclosure framework associated with the level of observable pricing utilized in measuring assets and liabilities at fair value. The three broad levels defined by the hierarchy are as follows: Level 1: Quoted prices for identical assets in active markets that are identifiable on the measurement date; Level 2: Significant other observable inputs, such as quoted prices for similar assets, quoted prices in markets that are not active and other inputs that are observable or can be corroborated by observable market data; Level 3: Significant unobservable inputs that reflect the Company’s own view about the assumptions that market participants would use in pricing an asset.

Securities: The fair values of securities available for sale are determined by matrix pricing, which is a mathematical technique widely used in the industry to value debt securities without relying exclusively on quoted prices for the specific securities, but rather by relying on the securities’ relationship to other benchmark quoted securities (Level 2 inputs).

Equity securities: The Company’s equity securities are not actively traded in an open market. The fair values of these equity securities available for sale are determined by using market data inputs for similar securities that are observable. (Level 2 inputs).

Fair value swap asset/liability: The fair value of the swap asset and liability is based on an external derivative model using data inputs as of the valuation date and classified Level 2.

Impaired loans: The fair values of impaired loans are determined using the fair values of collateral for collateral dependent loans, or discounted cash flows. The Company uses independent appraisals, discounted cash flow models and other available data to estimate the fair value of collateral (Level 3 inputs).

Other real estate owned: The fair value of other real estate owned is determined using the fair value of collateral. The Company uses appraisals and other available data to estimate the fair value of collateral (Level 3 inputs). The appraised values are discounted to represent an estimated value in a distressed sale. Additionally, estimated costs to sell the property are used to further adjust the value.

Assets measured at fair value are summarized below.

Fair Value Measurements at December 31, 2014 Using:
	(Level 1)	(Level 2)	(Level 3)
Assets measured at fair value on a recurring basis:
U.S. Treasury securities and obligations of U.S. Government agencies	$—	$42,902	$—
Obligations of states and political subdivisions	—	88,021	—
Mortgage-backed securities in government sponsored entities	—	66,442	—
Equity securities in financial institutions	—	540	—
Fair value swap asset	—	1,721	—
Fair value swap liability	—	1,721	—

Assets measured at fair value on a nonrecurring basis:
Impaired Loans	$—	$—	$10,126
Other Real Estate Owned	—	—	560

Fair Value Measurements at December 31, 2013 Using:
	(Level 1)	(Level 2)	(Level 3)
Assets measured at fair value on a recurring basis:
U.S. Treasury securities and obligations of U.S. Government agencies	$—	$51,560	$—
Obligations of states and political subdivisions	—	80,625	—
Mortgage-backed securities in government sponsored entities	—	66,979	—
Equity securities in financial institutions	—	449	—
Fair value of swap asset	—	286	—
Fair value of swap liability	—	286	—

Assets measured at fair value on a nonrecurring basis:
Impaired Loans	$—	$—	$15,548
Other Real Estate Owned	—	—	173

The following tables presents quantitative information about the Level 3 significant unobservable inputs for assets and liabilities measured at fair value on a nonrecurring basis at December 31, 2014 and 2013.

Quantitative Information about Level 3 Fair Value Measurements
December 31, 2014	Fair Value	Valuation Technique	Unobservable Input	Range
Impaired loans	$10,126	Appraisal of collateral	Appraisal adjustments	10% -30%
			Liquidation expense	0% - 10%
			Holding period	0 -30 months
		Discounted cash flows	Discount rates	3.8% - 8.0%
Other real estate owned	$560	Appraisal of collateral	Appraisal adjustments	10% - 30%
			Liquidation expense	0% - 10%

Quantitative Information about Level 3 Fair Value Measurements
December 31, 2013	Fair Value	Valuation Technique	Unobservable Input	Range
Impaired loans	$15,548	Appraisal of collateral	Appraisal adjustments	10% - 30%
			Liquidation expense	0% - 10%
			Holding period	0 - 30 months
		Discounted cash flows	Discount rates	2% - 8.5%
Other real estate owned	$173	Appraisal of collateral	Appraisal adjustments	10% - 30%
			Liquidation expense	0% - 10%

The carrying amount and fair value of financial instruments were as follows.

December 31, 2014	Carrying Amount	Total Fair Value	Level 1	Level 2	Level 3
Financial Assets:
Cash and due from financial institutions	$29,858	$29,858	$29,858	$—	$—
Securities available for sale	197,905	197,905	—	197,905	—
Loans, held for sale	2,410	2,410	2,410	—	—
Loans, net of allowance for loan losses	900,589	908,118	—	—	908,118
Other securities	12,586	12,586	12,586	—	—
Bank owned life insurance	19,637	19,637	19,637	—	—
Accrued interest receivable	3,852	3,852	3,852	—	—
Swap asset	1,721	1,721	—	1,721	—

Financial Liabilities:
Nonmaturing deposits	748,948	748,948	748,948	—	—
Time deposits	219,970	221,263	—	—	221,263
Federal Home Loan Bank advances	65,200	65,399	—	—	65,399
Securities sold under agreement to repurchase	21,613	21,613	21,613	—	—
Subordinated debentures	29,427	24,688	—	—	24,688
Accrued interest payable	126	126	126	—	—
Swap liability	1,721	1,721	—	1,721	—

December 31, 2013	Carrying Amount	Total Fair Value	Level 1	Level 2	Level 3
Financial Assets:
Cash and due from financial institutions	$34,186	$34,186	$34,186	$—	$—
Securities available for sale	199,613	199,613	—	199,613	—
Loans, held for sale	438	438	438	—	—
Loans, net of allowance for loan losses	844,713	861,252	—	—	861,252
Other securities	15,424	15,424	15,424	—	—
Bank owned life insurance	19,145	19,145	19,145	—	—
Accrued interest receivable	3,881	3,881	3,881	—	—
Fair value swap asset	286	286	—	286	—

Financial Liabilities:
Nonmaturing deposits	706,126	706,126	706,126	—	—
Time deposits	236,349	237,837	—	—	237,837
Federal Home Loan Bank advances	37,726	38,767	—	—	38,767
Securities sold under agreement to repurchase	20,053	20,053	20,053	—	—
Subordinated debentures	29,427	20,605	—	—	20,605
Accrued interest payable	156	156	156	—	—
Fair value swap liability	286	286	—	286	—

The estimated fair value approximates carrying amount for all items except those described below. Estimated fair value for securities is based on quoted market values for the individual securities or for equivalent securities. For fixed rate loans or deposits and for variable rate loans or deposits with infrequent repricing or repricing limits, fair value is based on discounted cash flows using current market rates applied to the cash flow analysis or underlying collateral values. Fair value of debt is based on current rates for similar financing. The fair value of off-balance-sheet items is based on the current fees or cost that would be charged to enter into or terminate such arrangements and are considered nominal.

For certain homogeneous categories of loans, such as some residential mortgages, credit card receivables, and other consumer loans, fair value is estimated using the quoted market prices for securities backed by similar loans, adjusted for differences in loan characteristics. The fair value of other types of loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.